Filed Pursuant to Rule 497(e)
1933 Act No. 033-52154
1940 Act No. 811-07168

The Hennessy Funds Select Series
Institutional Class Shares

August 2, 2011

Supplement to the Institutional Class Shares Prospectus dated February 28, 2011

In connection with a change in portfolio managers at RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), the following sections are replaced in their entirety as follows:

Summary Information

Portfolio Managers discussion for Hennessy Select Large Value Fund on page 3:

“The portfolio managers of the Fund are Stuart A. Lippe (lead manager), Barbara S. Browning, CFA, and Adam D. Scheiner, CFA.  Each of the three portfolio managers have been with RBC Global Asset Management (U.S.) Inc. since 2007 in the role of senior portfolio manager.”

Management of the Funds

Portfolio Managers discussion for Hennessy Select Large Value Fund on page 8:

“The Hennessy Select Large Value Fund employs a team of seasoned portfolio managers who are responsible for the day-to-day management of the portfolio of the Fund, and each of whom have responsibility for providing expertise in a focused number of industry sectors.

Stuart A. Lippe, the lead portfolio manager of the Hennessy Select Large Value Fund, has been a senior portfolio manager at RBC GAM (US) since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1978. He currently has responsibilities for Health Care, Materials, Energy and Consumer Staples sectors.

Barbara S. Browning, CFA, has been a senior portfolio manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Freedom Capital Management’s Value team and began her career in the investment advisory business in 1991. She currently has responsibilities for Consumer Discretionary, Information Technology, Telecommunication Services and Utilities sectors.

Adam D. Scheiner, CFA, has been a senior portfolio manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Credit Suisse Asset Management’s large cap value team and began his career in the investment advisory business in 1989. He currently has responsibilities for Industrials and Financials sectors.”

* * *

Please retain this Supplement for future reference.